Employee Defined Benefit Obligations - Summary of Principal Assumptions Used In Determining Pension Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Discount rate	2.77%	2.47%
Rate of increase in salaries	4.47%	3.51%
Rate of inflation, pre-retirement	2.55%	2.40%
Rate of increase in future pensions payment	3.51%	3.53%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 40 or 45:
Male	23 years	23 years
Female	25 years	26 years